L3HARRIS' MILITARY TRAINING BUSINESS	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
L3HARRIS' MILITARY TRAINING BUSINESS	BUSINESS COMBINATIONS
Year ended March 31, 2023
During the year ended March 31, 2023, the Company completed its assessment of the fair value of assets acquired and liabilities assumed of L3Harris Technologies’ Military Training business (L3H MT) and Sabre’s AirCentre airline operations portfolio (AirCentre) acquired in fiscal 2022.

Adjustments to the purchase price allocations of the L3H MT and AirCentre acquisitions resulted in increases of intangible assets of $27.0 million, other long-term liabilities of $6.4 million, and current liabilities of $4.0 million, and decreases of current assets of $11.9 million, other long-term assets of $2.6 million and deferred tax assets of $2.1 million.

During the year ended March 31, 2023, cash consideration of $6.4 million was paid for an acquisition realized in fiscal 2021.

Year ended March 31, 2022
L3Harris Technologies’ Military Training business
On July 2, 2021, the Company concluded the acquisition of L3Harris Technologies’ Military Training business (L3H MT) for cash consideration of $1,337.7 million, subject to additional purchase price adjustments. L3H MT includes Link Simulation & Training, Doss Aviation and AMI. Link Simulation & Training is one of the leading providers of military training solutions in the U.S., Doss Aviation is the provider of initial flight training to the United States Air Force, and AMI is a design and manufacturing facility for simulator hardware. The acquisition expands the Company’s position as a platform-agnostic training systems integrator by diversifying its training and simulation leadership in the air domain, complementing land and naval training solutions, and enhancing its training and simulation capabilities in space and cyber.

In March 2021, in order to mitigate the potential impact on the purchase price of variations in the foreign exchange rate, the Company entered into forward foreign currency contracts to hedge a portion of the purchase price of the L3H MT acquisition (US$800 million). The Company applied hedge accounting and the change in fair value of these financial instruments prior to the L3H MT acquisition date was recorded in other comprehensive income. On July 2, 2021, these financial instruments were exercised in connection with the closing of the L3H MT acquisition, and the realized cash flow hedge losses of $17.1 million, less income tax recovery of $2.3 million, were transferred from accumulated other comprehensive income and included as an adjustment to the purchase consideration.

As at March 31, 2022, the preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the L3H MT acquisition are as follows:

L3H MT
Current assets	$110.0
Current liabilities	(130.8)
Property, plant and equipment	96.3
Right-of-use assets	31.6
Intangible assets	1,342.8
Deferred tax	41.2
Other non-current assets	7.7
Long-term debt, including current portion	(33.9)
Other non-current liabilities	(104.0)
Total purchase consideration, including the hedge of the purchase price	$1,360.9
Purchase price adjustment payable	(8.4)
Total cash consideration paid on acquisition date	$1,352.5
During the year ended March 31, 2022, the purchase price adjustment of $8.4 million was paid to the seller.

The preliminary fair value of the acquired intangible assets amounts to $1,342.8 million and consists of goodwill of $1,025.6 million ($868.3 million is deductible for tax purposes), customer relationships of $217.7 million and technology of $99.5 million.

The fair value and the gross contractual amount of the acquired accounts receivable were $41.9 million.

The revenue and adjusted segment operating income included in the fiscal 2022 consolidated income statement from L3H MT since the acquisition date was $409.9 million and $49.1 million respectively. Had L3H MT been consolidated from April 1, 2021, the fiscal 2022 consolidated income statement would have shown revenue and adjusted segment operating income of approximately $549.0 million and $65.3 million respectively. These pro-forma amounts are estimated based on the operations of the acquired businesses prior to the business combinations by the Company and assuming that the purchase price allocations were effective April 1, 2021.

The net assets acquired, including intangibles, of L3H MT are included in the Defense and Security segment.

The purchase price allocation was preliminary as at March 31, 2022.
Sabre’s AirCentre airline operations portfolio
On February 28, 2022, the Company concluded the acquisition of Sabre’s AirCentre airline operations portfolio (AirCentre), a suite of flight and crew management and optimization solutions, for cash consideration (net of cash acquired) of $498.9 million. The transaction provides the Company with the Sabre AirCentre product portfolio, related technology and intellectual property as well as the transfer of its highly talented workforce. The acquisition further expands the Company’s reach across its broad customer base beyond pilot training and establishes itself as a technology leader in the growing market for industry-leading, digitally‑enabled flight and crew operations solutions.

As at March 31, 2022, the preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the AirCentre acquisition are as follows:

AirCentre
Current assets	$42.0
Current liabilities	(3.4)
Right-of-use assets	0.3
Intangible assets	423.2
Deferred tax	1.2
Other non-current assets	36.9
Long-term debt, including current portion	(0.3)
Other non-current liabilities	(1.0)
Fair value of net assets acquired, excluding cash acquired	$498.9
Cash acquired	3.8
Total cash consideration paid on acquisition date	$502.7

The preliminary fair value of the acquired intangible assets amounts to $423.2 million and consists of goodwill of $257.8 million ($191.0 million is deductible for tax purposes), customer relationships of $101.8 million and technology and software of $63.6 million.

The revenue and adjusted segment operating income included in the fiscal 2022 consolidated income statement from AirCentre since the acquisition date was $10.5 million and $2.2 million respectively. Had AirCentre been consolidated from April 1, 2021, the fiscal 2022 consolidated income statement would have shown revenue and adjusted segment operating income of approximately $151.5 million and $18.9 million respectively. These pro-forma amounts are estimated based on the operations of the acquired businesses prior to the business combinations by the Company and assuming that the purchase price allocations were effective April 1, 2021.

The net assets acquired, including intangibles, of AirCentre are included in the Civil Aviation segment.

The purchase price allocation was preliminary as at March 31, 2022.

Other fiscal 2022 business combinations
RB Group
On April 1, 2021, the Company acquired the remaining 79% equity interest in the RB Group, a leading provider of fully integrated solutions that modernize the way airlines and business aircraft operators interact with their crew. This acquisition further supports the Company’s expansion into digital flight crew management in its goal to drive additional software-enabled Civil aviation services. Prior to this transaction, the Company's 21% ownership interest in the RB Group was accounted for using the equity method.

GlobalJet Services
On June 10, 2021, the Company acquired GlobalJet Services (GlobalJet), a provider of aviation maintenance training that is recognized around the world for its services for both business and helicopter sectors. This acquisition expands the Company’s aircraft platform addressability in the maintenance training market through world-class, regulatory approved training programs.

Medicor Lab Inc.
On July 5, 2021, the Company acquired the shares of Medicor Lab Inc. (Medicor), a company which specializes in task trainer and realistic synthetic skin production. This acquisition augments the Company’s portfolio of products and expands its capabilities to offer improved quality simulators for a better customer experience.

The aggregate purchase price for the acquisitions of the RB Group, GlobalJet and Medicor consist of cash consideration (net of cash acquired) of $19.0 million, a long‑term payable of $1.2 million and a contingent consideration of up to $4.0 million if certain targets are met, and are mainly allocated to goodwill and intangible assets.

The net assets acquired, including intangibles, of the RB Group and GlobalJet are included in the Civil Aviation segment, and those of Medicor are included in the Healthcare segment.
Other
During the year ended March 31, 2022, the Company completed its assessment of the fair value of assets acquired and liabilities assumed of Flight Simulation Company B.V., Merlot Aero Limited and TRU Simulation + Training Canada acquired in fiscal 2021 as well as the RB Group, GlobalJet and Medicor acquired in fiscal 2022.

Total acquisition costs of $38.4 million were incurred during fiscal 2022 relating to the Company's acquisitions and are included in Restructuring, integration and acquisition costs in the consolidated income statement (Note 5).

During the year ended March 31, 2022, adjustments to preliminary purchase price allocations of acquisitions realized in fiscal 2021 resulted in increases of intangible assets of $19.2 million, current liabilities of $15.2 million, and deferred tax assets of $3.8 million, and a decrease of current assets of $7.8 million.

During the year ended March 31, 2022, net cash considerations of $4.9 million were paid for acquisitions realized in prior years.